Investment Portfolio - September 30, 2020

(unaudited)

CREDIT SERIES	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

CORPORATE BONDS - 55.1%

Non-Convertible Corporate Bonds- 55.1%
Communication Services - 8.4%
Diversified Telecommunication Services - 3.6%
AT&T, Inc., 4.25%, 3/1/2027	1,310,000	$1,520,962
Verizon Communications, Inc., 5.25%,
3/16/2037	3,560,000	4,930,099
		6,451,061
Entertainment - 0.8%
The Walt Disney Co., 2.20%, 1/13/2028	1,410,000	1,484,834
Interactive Media & Services - 2.0%
Tencent Holdings Ltd. (China), 3.975%,
4/11/2029[2]	3,230,000	3,671,315
Media - 2.0%
Comcast Corp., 3.25%, 11/1/2039	3,240,000	3,608,168
Total Communication Services		15,215,378
Consumer Discretionary - 11.1%
Automobiles - 1.3%
Volkswagen Group of America Finance
LLC (Germany), 3.35%, 5/13/2025[2]	2,150,000	2,347,684
Internet & Direct Marketing Retail - 6.5%
Alibaba Group Holding Ltd. (China),
3.40%, 12/6/2027	4,670,000	5,229,639
Booking Holdings, Inc.
4.10%, 4/13/2025	3,750,000	4,219,578
3.60%, 6/1/2026	630,000	697,883
Expedia Group, Inc.
6.25%, 5/1/2025[2]	260,000	286,756
5.00%, 2/15/2026	1,300,000	1,386,456
		11,820,312
Specialty Retail - 2.4%
Ross Stores, Inc., 5.45%, 4/15/2050	1,290,000	1,690,736
The TJX Companies, Inc., 4.50%,
4/15/2050	2,010,000	2,595,016
		4,285,752
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc., 3.375%, 3/27/2050	1,490,000	1,740,511
Total Consumer Discretionary		20,194,259
Energy - 8.7%
Oil, Gas & Consumable Fuels - 8.7%
Energy Transfer Operating LP, 6.50%,
2/1/2042	3,920,000	4,106,069
Kinder Morgan Energy Partners LP,
6.95%, 1/15/2038	2,800,000	3,664,246
Sabine Pass Liquefaction LLC, 5.875%,
6/30/2026	4,050,000	4,789,102
The Williams Companies, Inc., 3.75%,
6/15/2027	2,890,000	3,171,353
Total Energy		15,730,770

	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials - 5.3%
Banks - 5.3%
Bank of America Corp., 4.00%,
1/22/2025	2,020,000	$2,250,280
Citigroup, Inc., 4.45%, 9/29/2027	2,940,000	3,409,206
JP Morgan Chase & Co., (U.S. Secured
Overnight Financing Rate + 2.515%),
2.956%, 5/13/2031[3]	3,650,000	3,916,100
Total Financials		9,575,586
Health Care - 2.2%
Health Care Providers & Services - 1.3%
HCA, Inc., 4.125%, 6/15/2029	2,080,000	2,352,584
Pharmaceuticals - 0.9%
Pfizer, Inc., 2.625%, 4/1/2030	1,470,000	1,643,570
Total Health Care		3,996,154
Industrials - 8.1%
Airlines - 1.8%
Southwest Airlines Co., 5.25%, 5/4/2025	2,900,000	3,193,944
Industrial Conglomerates - 1.2%
General Electric Co., (3 mo. LIBOR US +
3.330%), 5.00%[3,4]	2,650,000	2,111,423
Trading Companies & Distributors - 5.1%
AerCap Ireland Capital DAC - AerCap
Global Aviation Trust (Ireland), 4.45%,
10/1/2025	4,040,000	4,036,648
Air Lease Corp.
3.75%, 6/1/2026	510,000	518,915
3.625%, 4/1/2027	3,000,000	2,961,834
Avolon Holdings Funding Ltd. (Ireland),
4.375%, 5/1/2026[2]	1,900,000	1,805,707
		9,323,104
Total Industrials		14,628,471
Information Technology - 2.1%
IT Services - 2.1%
Visa, Inc., 2.70%, 4/15/2040	3,470,000	3,753,444
Real Estate - 7.9%
Equity Real Estate Investment Trusts (REITS) - 7.9%
American Tower Corp., 3.80%,
8/15/2029	4,090,000	4,682,115
Camden Property Trust, 2.80%,
5/15/2030	3,200,000	3,486,661
Crown Castle International Corp.
3.80%, 2/15/2028	3,120,000	3,539,665
3.10%, 11/15/2029	1,105,000	1,197,407
SBA Tower Trust, 2.328%, 1/15/2028[2]	1,400,000	1,421,715
Total Real Estate		14,327,563

Investment Portfolio - September 30, 2020

(unaudited)

CREDIT SERIES	PRINCIPAL
	AMOUNT1/
	SHARES1	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 1.3%
Electric Utilities - 1.3%
Dominion Energy, Inc., 3.375%, 4/1/2030	2,120,000	$2,390,362
TOTAL CORPORATE BONDS
(Identified Cost $95,234,442)		99,811,987

ASSET-BACKED SECURITIES - 22.5%

AMSR Trust, Series 2020-SFR4, Class
A, 1.355%, 11/17/2037[2]	1,425,000	1,425,886
CF Hippolyta LLC
Series 2020-1, Class A2, 1.99%,
7/15/2060[2]	748,751	763,597
Series 2020-1, Class B1, 2.28%,
7/15/2060[2]	2,350,000	2,391,048
Commonbond Student Loan Trust,
Series 2020-AGS, Class A, 1.98%,
8/25/2050[2]	1,805,830	1,844,430
Credit Acceptance Auto Loan Trust,
Series 2018-1A, Class A, 3.01%,
2/16/2027[2]	354,251	355,642
Dell Equipment Finance Trust, Series
2020-1, Class A3, 2.24%, 2/22/2023[2]	2,000,000	2,062,800
Enterprise Fleet Financing LLC, Series
2017-3, Class A3, 2.36%, 5/20/2023[2]	900,000	910,372
GM Financial Consumer Automobile
Receivables Trust, Series 2020-2,
Class A4, 1.74%, 8/18/2025	1,500,000	1,553,071
Goodgreen Trust, Series 2020-1A, Class
A, 2.63%, 4/15/2055[2]	1,297,952	1,306,594
Invitation Homes Trust, Series 2017-
SFR2, Class A, (1 mo. LIBOR US +
0.850%), 1.000%, 12/17/2036[2,5]	1,805,988	1,800,658
Navient Private Education Refi Loan
Trust
Series 2017-2A, Class A, (1 mo.
LIBOR US + 1.050%), 1.198%,
12/27/2066[2,5]	2,149,386	2,125,293
Series 2019-2A, Class A2, (1 mo.
LIBOR US + 1.000%), 1.148%,
2/27/2068[2,5]	670,000	675,090
Series 2020-DA, Class A, 1.69%,
5/15/2069[2]	1,840,459	1,864,102
Nelnet Student Loan Trust, Series
2012-3A, Class A, (1 mo. LIBOR US +
0.700%), 0.848%, 2/25/2045[2,5]	1,241,337	1,220,815
Oxford Finance Funding LLC, Series
2019-1A, Class A2, 4.459%,
2/15/2027[2]	900,000	927,186
Progress Residential Trust
Series 2017-SFR2, Class A, 2.897%,
12/17/2034[2]	399,257	400,596
Series 2020-SFR2, Class A, 2.078%,
6/17/2037[2]	500,000	510,570
	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Santander Retail Auto Lease Trust
Series 2019-A, Class A2, 2.72%,
1/20/2022[2]	741,209	$745,474
Series 2019-B, Class A2A, 2.29%,
4/20/2022[2]	1,005,241	1,014,463
SLM Student Loan Trust
Series 2011-2, Class A2, (1 mo.
LIBOR US + 1.200%), 1.348%,
10/25/2034[5]	880,000	884,934
Series 2013-6, Class A3, (1 mo.
LIBOR US + 0.650%), 0.798%,
6/25/2055[5]	1,889,764	1,853,839
SMB Private Education Loan Trust
Series 2017-B, Class A2A, 2.82%,
10/15/2035[2]	358,213	370,245
Series 2017-B, Class A2B, (1 mo.
LIBOR US + 0.750%), 0.902%,
10/15/2035[2,5]	1,801,875	1,787,731
SoFi Professional Loan Program LLC
Series 2017-F, Class A2FX, 2.84%,
1/25/2041[2]	2,041,922	2,098,389
Series 2018-B, Class A2FX, 3.34%,
8/25/2047[2]	549,883	566,713
Store Master Funding I-VII, Series 2018-
1A, Class A1, 3.96%, 10/20/2048[2]	1,440,599	1,505,164
Toyota Auto Loan Extended Note Trust,
Series 2020-1A, Class A, 1.35%,
5/25/2033[2]	2,500,000	2,566,013
Tricon American Homes
Series 2017-SFR2, Class A, 2.928%,
1/17/2036[2]	1,239,681	1,283,714
Series 2020-SFR1, Class A, 1.499%,
7/17/2038[2]	1,400,000	1,402,937
Vantage Data Centers LLC, Series 2020-
1A, Class A2, 1.645%, 9/15/2045[2]	1,750,000	1,750,000
VB-S1 Issuer LLC, Series 2020-1A,
Class C2, 3.031%, 6/15/2050[2]	775,000	807,768
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $39,917,189)		40,775,134

COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.0%

Credit Suisse Mortgage Capital
Certificates
Series 2012-CIM3, Class A1, 2.50%,
11/25/2042[2,6]	806,473	837,079
Series 2013-7, Class A6, 3.50%,
8/25/2043[2,6]	772,093	801,185
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series K072, Class A2, 3.444%,
12/25/2027	1,000,000	1,166,846
Series K106, Class X1 (IO), 1.478%,
1/25/2030[6]	15,989,363	1,744,694

Investment Portfolio - September 30, 2020

(unaudited)

CREDIT SERIES	PRINCIPAL
	AMOUNT1/
	SHARES1	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust
Series 2014-K715, Class B, 4.146%,
2/25/2046[2,6]	465,000	$467,545
Series 2015-K43, Class B, 3.861%,
2/25/2048[2,6]	400,000	435,321
Series 2015-K720, Class B, 3.510%,
7/25/2022[2,6]	2,500,000	2,583,405
GS Mortgage Securities Corp. Trust,
Series 2019-70P, Class A, (1 mo.
LIBOR US + 1.000%), 1.152%,
10/15/2036[2,5]	1,500,000	1,443,556
GS Mortgage-Backed Securities Corp.
Trust, Series 2020-PJ3, Class A14,
3.00%, 10/25/2050[2,6]	944,079	968,162
J.P. Morgan Chase Commercial
Mortgage Securities Trust, Series
2019-ICON, Class A, 3.884%,
1/5/2034[2]	2,000,000	2,094,710
JP Morgan Mortgage Trust, Series 2017-
6, Class A5, 3.50%, 12/25/2048[2,6]	166,338	167,316
JPMDB Commercial Mortgage
Securities Trust, Series 2017-C5,
Class A5, 3.694%, 3/15/2050	1,496,000	1,707,075
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C19, Class
A4, 3.526%, 12/15/2047	965,361	1,044,984
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A4, 2.782%,
8/15/2049	500,000	537,382
Series 2018-H3, Class A5, 4.177%,
7/15/2051	1,000,000	1,187,049
Series 2020-CNP, Class A, 2.509%,
4/5/2042[2,6]	1,000,000	1,048,086
	PRINCIPAL
	AMOUNT1/
	SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust, Series 2013-5,
Class A1, 2.50%, 5/25/2043[2,6]	1,424,153	$1,438,086
UBS Commercial Mortgage Trust,
Series 2017-C7, Class A4, 3.679%,
12/15/2050	1,000,000	1,150,894
Wells Fargo Commercial Mortgage Trust
Series 2015-C30, Class A4, 3.664%,
9/15/2058	1,500,000	1,672,807
Series 2015-NXS4, Class A4, 3.718%,
12/15/2048	1,000,000	1,120,348
TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES
(Identified Cost $23,003,992)		23,616,530

MUTUAL FUND - 2.9%

iShares Broad USD Investment Grade
Corporate Bond ETF
(Identified Cost $5,353,705)	87,415	5,313,084

U.S. GOVERNMENT AGENCIES - 4.9%

Other Agencies - 4.9%
Federal National Mortgage Association,
1.875%, 9/24/2026
(Identified Cost $8,776,245)	8,145,000	8,827,874

SHORT-TERM INVESTMENT - 1.9%

Dreyfus Government Cash Management,
Institutional Shares, 0.25%[7]
(Identified Cost $3,435,434)	3,435,434	3,435,434

TOTAL INVESTMENTS - 100.3%
(Identified Cost $175,721,007)		181,780,043
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(466,822)
NET ASSETS - 100%		$181,313,221

ETF - Exchange-Traded Fund

IO - Interest only

LIBOR - London Interbank Offered Rate

1Amount is stated in USD unless otherwise noted.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $58,300,918, or 32.2% of the Series’ net assets as of September 30, 2020.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2020.

4Security is perpetual in nature and has no stated maturity date.

5Floating rate security. Rate shown is the rate in effect as of September 30, 2020.

Investment Portfolio - September 30, 2020

(unaudited)

6Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2020.

7Rate shown is the current yield as of September 30, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$8,827,874	$—	$8,827,874	$—
Corporate debt:
Communication Services	15,215,378	—	15,215,378	—
Consumer Discretionary	20,194,259	—	20,194,259	—
Energy	15,730,770	—	15,730,770	—
Financials	9,575,586	—	9,575,586	—
Health Care	3,996,154	—	3,996,154	—
Industrials	14,628,471	—	14,628,471	—
Information Technology	3,753,444	—	3,753,444	—
Real Estate	14,327,563	—	14,327,563	—
Utilities	2,390,362	—	2,390,362	—
Asset-backed securities	40,775,134	—	40,775,134	—
Commercial mortgage-backed securities	23,616,530	—	23,616,530	—
Mutual fund	5,313,084	5,313,084	—	—
Short-Term Investment	3,435,434	3,435,434	—	—
Total assets	$181,780,043	$8,748,518	$173,031,525	$—

There were no Level 3 securities held by the Series as of April 15, 2020 (commencement of operations) or September 30, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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